Warrant Liabilities (Details) $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Oct. 31, 2021 shares	Dec. 31, 2019 $ / shares
Warrant Liabilities [Line Items]
Warrants | $	$ 493
Warrants [Member]
Warrant Liabilities [Line Items]
Aggregate exercise price | $ / shares					$ 550
Cashless exercise shares			227,959
Number of private placement warrants	106,414
Fair value of warrants | $	$ 11
Warrants | $	$ 297	$ 447	$ 756
Volatility [Member]
Warrant Liabilities [Line Items]
Warrants’ fair value measurement input	5
Private Placement [Member] | Warrants [Member]
Warrant Liabilities [Line Items]
Number of private placement warrants				3,112,080
Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Cashless exercise shares			106,414